Revenue - Schedule of Disaggregation of Revenue (Detail) - USD ($) $ in Thousands	6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Jul. 15, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 40,045	$ 45,458	$ 119,841	$ 84,659	$ 118,317
Platform Subscriptions [Member]
Disaggregation of Revenue [Line Items]
Revenue	39,872	45,244	118,545	83,814	117,080
Professional Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 173	$ 214	$ 1,296	$ 845	$ 1,237